Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 197,090	$ 180,229
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	89,089	81,606
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,631	4,787
Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	49,946	48,222
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,516	7,306
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	43,908	38,308
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	49,448	43,499
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	25,574	22,533
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,601	2,899
Individual participating life | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,992	8,372
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,950	4,941
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,331	4,754
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	52,813	48,007
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	24,810	21,301
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,611	1,418
Individual non-participating life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	14,208	14,145
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,052	1,790
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,132	9,353
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	20,352	19,128
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,789	6,858
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	61	72
Group life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,354	9,301
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	36	0
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,112	2,897
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	19,430	18,617
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,979	11,711
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	47	48
Individual annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,219	6,065
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,185	793
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,697	15,318
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,598	7,323
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	48	37
Group annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,142	7,261
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	909	697
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	36,350	35,660
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,339	11,880
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	263	313
Equity and other | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,031	3,078
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	478	575
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 23,239	$ 19,814